Bonus Programs - Additional Information (Detail) - MXN ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus	50.00%
Percentage of annual bonus	50.00%
Compensation expense	$ 610	$ 401	$ 351
Fair value of shares held by trust	488	468
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	70.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	30.00%